CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Net income	$ 10,118,687	$ 8,798,702	$ 6,613,696
Unrealized gains on securities:
Unrealized holding gains (losses) arising during the period on available-for-sale securities	(3,315,089)	(1,093,182)	4,804,819
Less reclassification adjustment for gains included net income	(126,286)	0	(237,174)
Unrealized holding gains (losses) arising during the period on available-for-sale securities	(3,441,375)	(1,093,182)	4,567,645
Unrealized holding gains (losses) on loans held for sale	(99,283)	2,753	83,826
Income tax benefit (expense)	1,363,987	370,655	(1,584,266)
Other comprehensive income (loss)	(2,176,671)	(719,774)	3,067,205
Comprehensive income	$ 7,942,016	$ 8,078,928	$ 9,680,901